Business Combination (Details) - Schedule of adjustments for amortization of intangibles and the addition to basic and diluted weighted average number of shares outstanding - AutoLotto, Inc. [Member] - USD ($)
	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Lottery.com (As presented above) [Member]
Business Combination (Details) - Schedule of adjustments for amortization of intangibles and the addition to basic and diluted weighted average number of shares outstanding [Line Items]
Total revenues $	$ 32,248	$ 47,035
Net income (loss)	11,153	3,563
Net income (loss) attributable to common shareholders $	$ 11,153	$ 3,563
Net income (loss) per common share
Basic $ (in Dollars per share)	$ 1.89	$ 0.64
Diluted $ (in Dollars per share)	$ 0.24	$ 0.08
Weighted average common shares outstanding
Basic (in Shares)	5,900,980	5,534,794
Diluted (in Shares)	45,956,427	45,590,241
Proforma Lottery.com [Member]
Business Combination (Details) - Schedule of adjustments for amortization of intangibles and the addition to basic and diluted weighted average number of shares outstanding [Line Items]
Total revenues $	$ 32,248	$ 48,998
Net income (loss)	11,153	3,477
Net income (loss) attributable to common shareholders $	$ 11,153	$ 3,477
Net income (loss) per common share
Basic $ (in Dollars per share)	$ 1.89	$ 0.63
Diluted $ (in Dollars per share)	$ 0.24	$ 0.08
Weighted average common shares outstanding
Basic (in Shares)	5,900,980	5,534,794
Diluted (in Shares)	45,956,427	45,590,241
Global Gaming Acquisition Historical [Member]
Business Combination (Details) - Schedule of adjustments for amortization of intangibles and the addition to basic and diluted weighted average number of shares outstanding [Line Items]
Total revenues $		$ 1,962
Net income (loss)		(86)
Net income (loss) attributable to common shareholders $		$ (86)